Properties (Tables)	12 Months Ended
Dec. 31, 2015
Components of Properties

Properties comprise the following:

December 31 (millions)	2015	2014
Land	$2.8	$2.8
Buildings	93.1	80.1
Machinery and office equipment	586.8	644.9
Internal-use software	144.5	257.7
Rental equipment	49.4	73.9
Total properties	$876.6	$1,059.4